UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS Dated May 1, 2025 MONY Custom Master Individual Flexible Payment Variable Annuity Contract	Issued by Equitable Financial Life Insurance Company of America Equitable America Variable Account A Operations Center 2801 Highway 280 South Birmingham, AL 35223 Telephone: 1-800-487-6669 Fax: 866-505-0260

Equitable Financial Life Insurance Company of America ("we," "us," "our," or the "Company") issues the flexible payment variable annuity contract described in this Updating Summary prospectus (the "Contract"). You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider About the Contract.

The Prospectus for the MONY Custom Master Individual Flexible Payment Variable Annuity Contract contains more information about the Contract, including its features, benefits, and risks. You can find the prospectus and other information about the Contract online at https://protective.onlineprospectus.net/protective/products. You can also obtain this information at no cost by calling 1-800-487-6669 or by sending an email request to prospectus@protective.com.

The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purposes, is not a short-term investment, and is not appropraite for an investor who needs ready access to cash. The Contract is a complex investment and involves risks, including potential loss of principal. Withdrawals could result in surrender charges, taxes, and tax penalties.

The Company's obligations under the Contract are subject to its financial strength and claims-paying ability.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

MLA-CM 05.25

C000027480

CONTENTS OF THIS PROSPECTUS

Special Terms	3
UPDATED INFORMATION ABOUT YOUR CONTRACT	4
Important Information You Should Consider About The Contract	4
APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT	FUND-1

Special Terms

Annuitant — The person upon whose continuation of life any annuity payment depends.

Annuity Starting Date — The date upon which the Annuitant reaches 95 years of age, or at the discretion of the Owner of the Contract, a date that is at least ten years from the Effective Date of the Contract.

Business Day — Our Business Day is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A Business Day does not include a day on which the New York Stock Exchange is not open due to emergency conditions determined by the Securities and Exchange Commission.

Code — The Internal Revenue Code of 1986, as amended.

Company — Equitable Financial Life Insurance Company of America (which also may be referred to as "we", "us", or "our").

Contract — The Custom Master Contract, a flexible payment variable annuity contract.

Contract Year — A period of time equal in length to one calendar year that begins on each Contract Anniversary. As with the first Contract Anniversary, the first Contract Year begins on the Contract Effective Date.

Contract Anniversary — Each one-year anniversary of the Contract's Effective Date.

Effective Date — The date the Contract begins as shown in the Contract.

Fund Value — The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, the Guaranteed Interest Account with Market Value Adjustment, and the Loan Account of the Contract.

General Account — The general assets of the Company, exclusive of assets in separate accounts of the Company.

Good Order — Instructions that we receive at the Operations Center within the prescribed time limits, if any, specified in the Contract for the transaction requested. The instructions must be on the appropriate form or in a form satisfactory to us that includes all the information necessary to execute the requested transaction, and must be signed by the individual authorized to make the transaction. To be in "Good Order," instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions and we must be able to execute the requisite order(s).

Guaranteed Interest Account with Market Value Adjustment — An investment option under the Contract that is supported by the Company's General Account, under which Purchase Payments made to that account are credited with interest at rates guaranteed by the Company for specified time periods. The Guaranteed Interest Account with Market Value Adjustment is described in detail in a separate prospectus.

Investment Options — The investment options available under this Contract, which are the Portfolios and the Guaranteed Interest Account with Market Value Adjustment.

Loan — Available under a Contract issued under Section 401(k) of the Code; subject to availability. To be considered a Loan: (1) the term must be no more than five years, (2) repayments must be at least quarterly and substantially level, and (3) the amount is limited to dollar amounts specified by the Code, not to exceed 50% of the Fund Value.

Loan Account — A part of the General Account where Fund Value is held as collateral for a Loan. An Owner may transfer Fund Value in the subaccounts, and/or Guaranteed Interest Account with Market Value Adjustment to the Loan Account.

Non-Qualified Contracts — Contracts not issued under Qualified Plans.

Owner — The person so designated in the application to whom all rights, benefits, options and privileges apply while the Annuitant is living. If a Contract has been absolutely assigned, the assignee becomes the Owner.

Portfolio — Any open-end management investment company or unit investment trust in which a subaccount invests.

Purchase Payment — An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the Contract.

Qualified Contracts — Contracts issued under Qualified Plans.

Qualified Plans — Retirement plans that may receive favorable tax treatment under certain sections of the Code.

Separate Account — Equitable America Variable Account A.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this section of the Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract.

•  All Portfolios of the EQ Premier VIP Trust were reorganized into new Portfolios of the EQ Advisors Trust. The Portfolio names remained the same

•  For updated Fund performance and fee information please see the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?	Yes. If you surrender or make a withdrawal from your Contract during the first eight (8) Contract Years and before the Annuity Starting Date, you will be assessed a surrender charge of up to 7% on the amount of the withdrawal.
For example, assume you purchased the Contract with a single Purchase Payment of $100,000, and requested a withdrawal of $100,000 during the first Contract Year. In that event, you would be assessed a surrender charge of $7000 (7% x $100,000).
If you surrender or make a withdrawal from the Guaranteed Interest Account with Market Value Adjustment, you may also be subject to a market value adjustment ("MVA").
	For additional information about charges for surrenders and early withdrawals, see "FEE TABLE" and "CHARGES AND DEDUCTIONS" and "GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT" in the Prospectus.
Are There Transaction Charges?	Yes. In addition to surrender charges, you may be charged for transfers after the first 4 transfers in a Contract Year. Currently we do not assess this charge, but we reserve the right to assess up to $25 per transfer in the future.
	For additional information about transaction charges, see "FEE TABLE" and "CHARGES AND DEDUCTIONS" in the Prospectus.
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Maximum	Minimum
	Base Contract(1)	1.38%	1.38%
	Investment options (Portfolio fees and expenses)(2)	1.74%	0.27%
	Loan interest spread (effective annual rate)(3)	2.5%	2.5%

FEES, EXPENSES, AND ADJUSTMENTS
(1) We calculate the Base Contract fee by dividing the total amount we receive from the mortality and expense risk charge and annual contract charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.
(2) As a percentage of Portfolio assets based on expenses for the year ended 12/31/24, which will vary from year to year.
(3) The loan interest spread is the difference between the rate of interest we charge on Loans and the rate of interest we credit to amounts held in the Loan Account to secure Loans. The interest we charge on outstanding Loans is an annual rate of 6%. Amounts held in the Loan Account are credited with interest at an annual rate of 3.5%.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract, which could add surrender charges, that substantially increase costs.

Lowest Annual Cost:
$1,696
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Portfolio fees and expenses
• No Loans
• No sales charges
• No additional Purchase Payments, transfers or withdrawals	Highest Annual Cost:
$3,115
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Portfolio fees and expenses
• No Loans
• No sales charges
• No additional Purchase Payments, transfers, or withdrawals
For additional information about annual charges, see "FEE TABLE" and "CHARGES AND DEDUCTIONS" in the Prospectus.
RISKS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract. For additional information about the risk of loss, see "PRINCIPAL RISKS OF INVESTING IN THE CONTRACT" in the Prospectus.
Is This a Short-Term Investment?	No. This Contract is not designed for short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take withdrawals or surrender the Contract, surrender charges and federal and state income taxes may apply, including a 10% federal additional tax if you are under age 59 1/2.
Surrender charges may apply for up to eight (8) years following your last Purchase Payment. Withdrawals will reduce your Fund Value and death benefit. An MVA may also apply to withdrawals from the Guaranteed Interest Account with Market Value Adjustment.
The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
For additional information about the investment profile of the Contract and tax deferral, see "PRINCIPAL RISKS OF INVESTING IN THE CONTRACT, CHARGES AND DEDUCTIONS," "FEDERAL TAX STATUS" and "GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT" in the Prospectus.

RISKS
What Are the Risks Associated with Investment Options?	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.
Each Investment Option (including the Guaranteed Interest Account with Market Value Adjustment) has its own unique risks.
You should review the prospectuses for the available Portfolios and consult with your financial professional before making an investment decision.
For additional information about the risks associated with Investment Options, see "PRINCIPAL RISKS OF INVESTING IN THE CONTRACT" "GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT" and "PORTFOLIO APPENDIX — PORTFOLIOS AVAILABLE UNDER THE CONTRACT" in the Prospectus.
What Are the Risks Related to the Insurance Company?	An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Interest Account with Market Value Adjustment), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge, by calling us at 1-800-487-6669 or writing to us at the address shown on the cover page of this Prospectus.
For additional information about Company risks, see "WHO IS EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA?" and "ABOUT THE GENERAL ACCOUNT" in the Prospectus.
RESTRICTIONS
Are There Limits on the Investment Options?	Yes. Currently, there is no charge when you transfer among Investment Options. However, we reserve the right to charge $25 for each transfer after the first 4 transfers in any Contract Year in the future.
We reserve the right to remove or substitute Portfolios as Investment Options that are available under the Contract.
For additional information about Investment Options, see "OTHER PROVISIONS — Substitution of Securities," "CHARGES AND DEDUCTIONS — Deductions from Fund Value — Transfer Charge" and "WHO IS EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA? — Equitable America Variable Account A" in the Prospectus.
Are There any Restrictions on Contract Benefits?	Yes. Loans are available only for Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan and are subject to limitations in term length and amount. Loans are not available for Contracts issued in Vermont.
We reserve the right to restrict the availability of portfolio rebalancing at any time.
Enhanced death benefits are no longer available for new elections. Partial surrenders may reduce enhanced death benefits by more than the amount surrendered.
For additional information about Optional Benefits, see "OPTIONAL BENEFITS AVAILABLE UNDER THE CONTRACT" and "DEATH BENEFITS" in the Prospectus.

TAXES
What Are the Contract's Tax Implications?	You should consult with a tax professional to determine the tax implications of an investment in, payments received under, and other transactions in connection with, the Contract.
If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral. Generally all earnings on the investments underlying the Contract are tax-deferred until distributed or deemed distributed. A distribution from a Non-Qualified Contract, which includes a surrender, withdrawal, payment of a death benefit, or annuity income payments, will generally result in taxable income if there has been an increase in the Fund Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Fund Value. A 10% additional tax may also apply if the Owner takes a withdrawal before age 59 1/2.
For additional information about tax implications, see "FEDERAL TAX STATUS" in the Prospectus.
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?	Some investments professionals may receive compensation for selling the Contract to investors. We pay compensation, in the form of commissions, non-cash compensation, and asset-based compensation, to broker-dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The prospect of receiving, or the receipt of, compensation may provide broker-dealers and/or their registered representatives with an incentive to favor sales of the Contracts over other variable insurance products (or other investments). You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the Contracts.
For additional information about compensation, see "DISTRIBUTION OF THE CONTRACTS" in the Prospectus.
Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you a new contract in place of the contract you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
For additional information about exchanges, see "PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS — Tax-Free "Section 1035" exchanges" in the Prospectus.

PORTFOLIO APPENDIX

PORTFOLIOS AVAILABLE UNDER THE CONTRACT

The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://protective.onlineprospectus.net/protective/funds/. You can also request this information at no cost by calling 1-800-487-6669 or by sending an email request to prospectus@protective.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio's past performance is not necessarily an indication of future performance.

Asset		Net Annual Expenses	Average Annual Total Returns (as of 12/31/2024)
Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	1 Year	5 Year	10 Year
U.S. Equity	1290 VT Equity Income Portfolio - Class IB - Barrow Hanley Mewhinney & Strauss LLC(1)	0.95%	9.67%	7.56%	7.34%
Alternative	1290 VT GAMCO Mergers & Acquisitions Portfolio - Class IB - Gamco Asset Management Inc(1)	1.32%	9.02%	4.29%	4.09%
U.S. Equity	1290 VT GAMCO Small Company Value Portfolio - Class IB - Gamco Asset Management Inc	1.05%	11.59%	10.58%	8.80%
U.S. Equity	1290 VT Socially Responsible Portfolio - Class IB - BlackRock Investment	0.90%	21.70%	13.57%	12.09%
U.S. Equity	BNY Mellon Stock Index Fund, Inc. - Initial Shares - Mellon Investments Corporation	0.27%	24.66%	14.21%	12.81%
Allocation	EQ/Aggressive Allocation Portfolio - Class IB(2)(3)	1.16%	13.73%	8.26%	7.95%
Allocation	EQ/All Asset Growth Allocation Portfolio - Class IB(1)	1.25%	11.16%	6.22%	6.15%
U.S. Equity	EQ/Capital Group Research Portfolio - Class IB - Capital International Inc(1)	0.95%	29.87%	14.44%	13.15%
Allocation	EQ/Conservative Allocation Portfolio - Class IB(1)(2)(3)	1.00%	4.61%	1.71%	2.35%
Allocation	EQ/Conservative-Plus Allocation Portfolio - Class IB(2)(3)	0.85%	7.02%	3.55%	3.96%
Taxable Bond	EQ/Core Bond Index Portfolio - Class IB - SSGA Funds Management Inc(1)	0.62%	2.41%	0.29%	1.11%
Taxable Bond	EQ/Intermediate Government Bond Portfolio - Class IA - SSGA Funds Management Inc(1)	0.62%	2.46%	0.05%	0.64%
U.S. Equity	EQ/Janus Enterprise Portfolio - Class IB - Janus Capital Management LLC	1.05%	14.16%	9.12%	9.14%
U.S. Equity	EQ/JP Morgan Growth Stock Portfolio - Class IB - J.P. Morgan Investment Management Inc.(1)	0.96%	33.78%	13.30%	13.62%
U.S. Equity	EQ/Large Cap Growth Managed Volatility Portfolio - Class IB(3)	0.87%	30.11%	15.56%	14.26%
U.S. Equity	EQ/Large Cap Value Index Portfolio - Class IB - AllianceBernstein L.P.	0.74%	13.48%	7.94%	7.75%

FUND-1

Asset		Net Annual Expenses	Average Annual Total Returns (as of 12/31/2024)
Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	1 Year	5 Year	10 Year
U.S. Equity	EQ/Loomis Sayles Growth Portfolio - Class IB(1)	1.05%	33.74%	16.06%	15.71%
International Equity	EQ/MFS International Growth Portfolio - Class IB - Massachusetts Financial Services Company(1)	1.10%	8.76%	5.92%	7.57%
U.S. Equity	EQ/Mid Cap Index Portfolio - Class IB - AllianceBernstein L.P.(1)	0.64%	13.21%	9.62%	8.96%
U.S. Equity	EQ/Mid Cap Value Managed Volatility Portfolio - Class IB - BlackRock Investment Management, LLC; Wellington Management Company LLP; Diamond Hill Capital Management Inc(3)	0.96%	11.66%	7.62%	7.29%
Allocation	EQ/Moderate Allocation Portfolio - Class IB(2)(3)	1.08%	7.92%	4.33%	4.66%
Allocation	EQ/Moderate-Plus Allocation Portfolio - Class IB(2)(3)	1.12%	10.75%	6.38%	6.36%
Money Market	EQ/Money Market Portfolio - Class IA - Dreyfus	0.68%	4.65%	2.10%	1.36%
U.S. Equity	EQ/Morgan Stanley Small Cap Growth Portfolio - Class IB - BlackRock Investment Management, LLC; Morgan Stanley Investment Management, Inc.(1)	1.15%	20.79%	12.75%	11.47%
Taxable Bond	EQ/PIMCO Ultra Short Bond Portfolio - Class IB - Pacific Investment Management Company, LLC(1)	0.81%	5.89%	2.27%	1.85%
Taxable Bond	EQ/Quality Bond PLUS Portfolio - Class IB - Pacific Investment Management Company, LLC; AllianceBernstein L.P.	0.85%	1.67%	-0.25%	0.71%
U.S. Equity	EQ/Value Equity Portfolio - Class IB - Aristotle Capital Management, LLC	0.92%	7.24%	7.00%	6.66%
U.S. Equity	Fidelity® VIP Contrafund® Portfolio - Service Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.66%	33.63%	16.92%	13.50%
Allocation	Franklin Income VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.72%	7.20%	5.29%	5.27%
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.88%	10.79%	10.30%	10.44%
International Equity	Invesco® V.I. Global Fund - Series II	1.06%	15.78%	9.21%	9.58%
Allocation	Janus Henderson VIT Balanced Portfolio - Institutional Shares	0.62%	15.43%	8.33%	8.66%
U.S. Equity	Janus Henderson VIT Enterprise Portfolio - Institutional Shares	0.72%	15.61%	9.88%	12.40%
U.S. Equity	Janus Henderson VIT Forty Portfolio - Institutional Shares	0.58%	28.47%	15.40%	15.65%

FUND-2

Asset		Net Annual Expenses	Average Annual Total Returns (as of 12/31/2024)
Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	1 Year	5 Year	10 Year
International Equity	Janus Henderson VIT Global Research Portfolio - Institutional Shares	0.72%	23.58%	12.35%	10.55%
Taxable Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) - Administrative Class	1.08%	-0.50%	-0.33%	0.82%
Miscellaneous	ProFund VP Bear Fund(1)	1.68%	-13.71%	-13.65%	-12.57%
Miscellaneous	ProFund VP Rising Rates Opportunity Fund	1.67%	19.00%	7.05%	-0.06%
U.S. Equity	ProFund VP UltraBull Fund(1)	1.68%	42.02%	18.93%	17.99%

(1)  These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)  The "EQ Allocation" Portfolios.

(3)  This Portfolio utilizes a volatility management strategy as part of its investment objective and/or principal investment strategy. See "The Portfolios" for information on how volatility management strategies may impact your Fund Value and any enhanced death benefit.

FUND-3

This Updating Summary Prospectus incorporates by reference the MONY Custom Master Individual Flexible Payment Variable Annuity Contract's Prospectus and Statement of Additional Information (SAI), both dated May 1, 2025, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the Prospectus.

EDGAR Contract Identifier C000027480